CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
CASH FLOWS - OPERATING ACTIVITIES
Net loss		$ (15,740)	$ (6,661)		$ (13,993)
Adjustments to reconcile net income to net cash from operations:
Depreciation and amortization		3,692	3,906		3,005
Stock-based compensation		256	631		924
Decrease (increase) in deferred tax		3,913	(389)		738
Capital gain on sale of property and equipment		0	(4)		0
Gain on bargain purchase		0	0		(10,515)
Decrease (increase) in trade receivables, net		(1,004)	(2,146)		5,797
Decrease (increase) in other accounts receivable and prepaid expenses		1,748	(2,005)		(1,000)
Decrease in inventories, net		1,707	616		372
Decrease in other assets, net		1,807	0		0
Increase (decrease) in trade payables		(2,069)	1,880		(79)
Increase (decrease) in employees and payroll accruals		(2,137)	1,962		323
Increase (decrease) in accrued severance pay		0	132		75
Decrease in advances from customer		0	0		0
Increase in accrued expenses and other liabilities, related parties and liability for earn-out		1,411	95		3,308
Net cash used in operating activities		(6,416)	(1,983)		(11,045)
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment		(283)	(301)		(400)
Purchase of Intangible assets		(21)	(27)		(39)
Proceeds from sale of property and equipment		0	4		0
Capitalization of software development costs		(1,173)	(1,167)		(1,487)
Capitalization of Precontract costs		0	0		(203)
Acquisitions of subsidiaries, net of cash acquired		0	0		(3,514)
Acquisition of group of assets (non-business)		0	0		(1,174)
Decrease (Increase) in severance pay fund		(42)	(37)		(58)
Restricted bank deposits, net		0	0	[1]	0	[1]
Net cash used in investing activities		(1,519)	(1,528)	[1]	(6,875)	[1]
CASH FLOWS - FINANCING ACTIVITIES
Short-term bank loan, net		(738)	738		0
Related parties		(1,737)	2,082		0
Originator costs for long term Debt		(280)	0		0
Long-term Debt, Net		9,417	0		0
Treasury shares acquired		0	0		(2,661)
Capital Investment		2,070	0		0
Payment of liability for future earn-out in business combination		(96)	(40)		(2,191)
Proceeds from exercise of options and warrants, net		0	13		22
Net cash provided by (used in) financing activities		8,636	2,793		(4,830)
Increase (decrease) in cash, cash equivalents, and restricted cash		701	(718)	[1]	(22,702)	[1]
Cash, cash equivalents, and restricted cash - beginning of year	[1]	2,100	2,818		25,520
Cash, cash equivalents, and restricted cash - end of year		$ 2,801	$ 2,100	[1]	$ 2,818	[1]

[1]	(*) See note 2(x) Reclassifications